                      SEMIANNUAL REPORT / APRIL 30 2000

                             AIM WEINGARTEN FUND

                                [COVER IMAGE]

                           [AIM LOGO APPEARS HERE]
                           --Registered Trademark--

                                 [COVER IMAGE]

                     -------------------------------------

             THE VIOLIN BOX BY SUZANNE VALADON (1865-1938, FRENCH)

          IN THE ART OF INVESTING, SUCCESS DOES NOT ALWAYS COME IN AN

         INSTANT--IT IS USUALLY ACHIEVED OVER TIME. VALADON'S UNFORGET-

        TABLE OILS MAKE THIS POINT, OFTEN TAKING 13 YEARS OF DEDICATION

           AND DILIGENCE TO COMPLETE. HER RICHLY COLORED "VIOLIN BOX"

             REMINDS US ALL THAT ALL GOOD THINGS ARE WORTH THE WAIT.

                     -------------------------------------

AIM Weingarten Fund is for shareholders who seek long-term growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum.


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Weingarten Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o In addition to the returns as of the close of the reporting period, shown nearby, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/00, the most recent calendar quarter-end, which were: Class A shares, one year, 35.65%; five years, 28.81%; 10 years, 19.70%. Class B shares, one year, 37.39%; inception (6/26/95), 27.63%. Class C shares, one year, 41.35%; inception (8/4/97),
    30.11%.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded, primarily industrial stocks.
o The unmanaged Lipper Large-Cap Growth Fund Index represents an average of the performance of the 30 largest large-cap growth funds charted by Lipper, Inc., an independent mutual fund performance monitor.
o The National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system. It includes more than 5,000 companies, and it is often considered representative of the small and medium-sized company universe. While it includes many small and mid- sized company stocks, large-capitalization technology stocks tend to dominate the index.
o The unmanaged Russell 1000 Index represents the performance of the stocks of large-capitalization companies.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) represents the performance of the stock market.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/00, including sales charges

================================================================================
CLASS A SHARES

10 Years                    19.11%

 5 Years                    26.54%

 1 Year                     27.73%*

*35.17%, excluding sales charges

CLASS B SHARES

Inception (6/26/95)         25.44%

 1 Year                     29.11%*

*34.11%, excluding CDSC

CLASS C SHARES

Inception (8/4/97)          26.13%
  1 Year                    33.09%*

*34.09%, excluding CDSC

Past performance does not guarantee comparable future results. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.
================================================================================

                              AIM WEINGARTEN FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
     [PHOTO OF      and a telephone. At the time, Bob Graham, Gary Crum and I
    Charles T.      had the idea of creating a mutual fund company that put
      Bauer,        people first. Our slogan, "people are the product," means
   Chairman of      that people--our employees and our investors--are our
   the Board of     company.
     THE FUND           Almost a quarter-century later, we've grown to more than
   APPEARS HERE]    seven million investors, $176 billion in assets under
                    management and 53 retail funds. Over that time, the industry
     [PHOTO OF      as a whole has grown from $51 billion in assets to more than
     Robert H.      $7 trillion today. I never dreamed we would see such
      Graham,       phenomenal growth. You are the main reason for our success,
    APPEARS HERE]   and I want you to know how much I appreciate your loyalty
                    and trust over the past 24 years.
                        Usually in this letter I review market activity during
                    the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,300 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.


                               AIM WEINGARTEN FUND

                    SEMIANNUAL REPORT / MANAGERS' OVERVIEW


                    -------------------------------------

                       THERE WERE MANY REASONS FOR THE

                       MARKETS' HEIGHTENED VOLATILITY,

                      INCLUDING CONTINUED INTEREST-RATE

                      HIKES BY THE FEDERAL RESERVE BOARD

                         AND SOMETIMES CONTRADICTORY

                             ECONOMIC INDICATORS.

                    -------------------------------------


WEINGARTEN FUND CONTINUES RECORD
OF OUTSTANDING PERFORMANCE

HOW DID AIM WEINGARTEN FUND PERFORM OVER THE LAST SIX MONTHS?
For the six months ended April 30, 2000, AIM Weingarten Fund delivered outstanding returns and outperformed both the Lipper Large-Cap Growth Fund Index and the Russell 1000 Index. The fund's total return was 26.20% for Class A shares, 25.71% for Class B shares and 25.69% for Class C shares--each of which handily beat the Lipper Large-Cap Growth Fund Index's 16.31% and the Russell 1000 Index's 9.72% returns for the reporting period. These performance figures were calculated at net asset value, that is, without the effect of sales charges.
    The fund's assets continue to grow. Total net assets stood at $12.5 billion on April 30, 2000, an increase of $2.9 billion over the six-month reporting period.

WHAT WERE THE MAJOR TRENDS IN THE FINANCIAL MARKETS DURING THE REPORTING PERIOD? U.S. equity markets experienced significant volatility during the last six months. Many technology stocks that soared in 1999 came crashing back to earth in early 2000 as investors questioned those stocks' valuations. Many investors abandoned dot-com stocks, concerned that they were overvalued, lacked a clear business model and might never make a profit.
    But even the stocks of large, historically profitable old-economy companies were not immune to price declines if it appeared they might not meet earnings expectations. Investors increasingly focused on corporate profits, and many companies that failed to deliver profits to their shareholders were punished.
    There were many reasons for the markets' heightened volatility, including continued interest-rate hikes by the Federal Reserve Board (the Fed) and sometimes contradictory economic indicators. The Fed raised short-term interest rates five times during the last year for a total increase of 125 basis points (1.25%) in a preemptive effort to contain inflation. (On May 16, shortly after the close of the reporting period, the Fed raised short-term interest rates by an additional 50 basis points and signaled it may raise rates further.)
    For all the headline-making one-day dips and dives in one market benchmark or another, it is worth noting that the most widely followed market indexes all produced positive returns for the six months covered by this report. The S&P 500 rose 7.18%; the Dow eked out a 0.79% gain; and even the Nasdaq, which provoked the most hand-wringing, was up an impressive 30.14%.

HAS MARKET VOLATILITY AFFECTED ALL STOCKS EQUALLY?
Not all stocks have been equally volatile. Much of the volatility has been concentrated among profitless Internet stocks with high valuations--precisely the kind of stocks in which the fund does not invest. The stocks of larger, more established companies have been comparatively stable. While the technology-laden Nasdaq was down 5.13% for the first four months of 2000, the S&P 500 Index was down only 0.79%.

HOW WAS THE FUND'S PORTFOLIO POSITIONED AT THE CLOSE OF THE REPORTING PERIOD? The fund held a widely diversified portfolio of 85 stocks in a variety of sectors and industries at the close of the reporting period. Major sectors repre-

FUND VS. INDEXES

For the six months ended 4/30/00,
excluding sales charges

================================================================================
(BAR CHART)
FUND CLASS A SHARES                      26.20%

FUND CLASS B SHARES                      25.71%

FUND CLASS C SHARES                      25.69%

LIPPER LARGE-CAP GROWTH FUND INDEX       16.31%

RUSSELL 1000 INDEX                        9.72%
================================================================================

GROWTH OF TOTAL NET ASSETS

================================================================================
(BAR CHART)
10/31/99
$9.6 BILLION

4/30/00
$12.5 BILLION
================================================================================


          See important fund and index disclosures inside front cover.

                               AIM WEINGARTEN FUND

                    SEMIANNUAL REPORT / MANAGERS' OVERVIEW



sented in the portfolio on April 30, 2000, were technology (58.9%), consumer staples (11.9%), consumer cyclicals (8.1%), health care (8.0%) and capital goods (6.0%). Within the technology sector, the fund held stock in a variety of well-established companies in the communications equipment, semiconductor, computer software and services and semiconductor equipment industries.
    Technology stocks accounted for approximately 42% of the fund's holdings at the beginning of the period and approximately 59% at its close. We reduced our health-care holdings from about 15% to 8% of the fund's portfolio because many health-care companies face potential problems; some pharmaceutical manufacturers face patent expirations, some managed-care companies have seen rising costs and reduced government reimbursements squeeze their earnings and some biotech companies have been hurt by adverse decisions from the U.S. Food and Drug Administration.
    We slightly reduced our domestic holdings from 95% to 88% of the portfolio during the period, and we increased our foreign holdings from about 5% to 12%. The capitalization levels of our holdings remained essentially unchanged, with roughly 90% of our holdings in the large- or super-cap range.

WHAT WERE SOME OF THE FUND'S MAJOR HOLDINGS?
A large percentage of the fund's holdings were in the technology sector--mainly well-established, profitable companies that are leaders in their fields. One of the fund's largest technology holdings, Sun Microsystems, reported extremely strong quarterly earnings shortly before the close of the reporting period. Sun is a leading maker of number-crunching workstation computers, storage devices and servers for powering corporate computer systems and Web sites.
    Many of the fund's non-tech holdings also performed well. Home Depot, a stock we continue to like, is noted for its outstanding customer service. It operates more than 950 stores coast to coast serving both professional builders and "do-it-yourselfers." The company is opening a new chain of smaller hardware stores in the United States and is exporting its superstore concept to South America. In the health-care sector, Warner-Lambert--the fund's largest holding--makes some of the best-known consumer products on the market. But 60% of its sales come from its pharmaceutical products, including Lipitor, a market-leading cholesterol treatment.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
U.S. and foreign markets may remain volatile for some time because of rising interest rates and because some investors have yet to figure out the proper way to value high-growth technology companies. While the Fed traditionally refrains from raising interest rates during presidential elections, it has made clear its intention to continue raising rates as necessary to ensure that inflation remains in check.
    Technology and telecommunications companies in the United States and elsewhere are producing innovative new products and infrastructure that could result in many years of above-average growth. While further Fed rate hikes could put pressure on more traditional sectors of the economy, many industry-leading technology companies have little debt, making them somewhat immune to the effects of rising interest rates. AIM Weingarten Fund will continue to own well-managed, financially strong, industry-leading companies with the potential to appreciate.

PORTFOLIO COMPOSITION

As of 4/30/00, based on total net assets

=============================================================================================
TOP 10 HOLDINGS                                  TOP 10 INDUSTRIES
---------------------------------------------------------------------------------------------
  1.  Warner-Lambert Co.                3.87%      1.  Communications Equipment         16.46%
  2.  Intel Corp.                       3.55       2.  Electronics (Semiconductors)     13.69
  3.  Telefonaktiebolaget               3.48       3.  Computers (Software & Services)   9.40
      LM Ericsson - ADR (Sweden)
  4.  Nortel Networks Corp. (Canada)    3.17       4.  Broadcasting (Television, Radio   7.81
  5.  Sun Microsystems, Inc.            2.94           & Cable)
  6.  Oracle Corp.                      2.88       5.  Equipment (Semiconductor)         6.42
  7.  AT&T Corp. -                      2.75       6.  Health Care (Diversified)         5.46
      Liberty Media Group - Class A                7.  Electrical Equipment              5.29
  8.  Applied Materials, Inc.           2.74       8.  Computers (Hardware)              3.96
  9.  Cisco Systems, Inc.               2.66       9.  Entertainment                     3.40
 10.  Teradyne, Inc.                    2.49      10.  Computers (Networking)            2.88

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
=============================================================================================

          See important fund and index disclosures inside front cover.

                               AIM WEINGARTEN FUND

                    SEMIANNUAL REPORT / FOR CONSIDERATION

A PROSPEROUS RETIREMENT: IT'S UP TO YOU,
AND IT CAN BE DONE

Many experts predict that Social Security could go broke sometime between 2020 and 2030 as the number of retirees outpaces the ability of the workforce to pay for their benefits through taxes. Lawmakers are sharply divided on ways to remedy this impending problem.
    Meanwhile, the Social Security Administration is sending Americans a wake-up call. The agency now mails annual contributions and benefit statements to all workers covered by Social Security. You should receive your statement three months before your birthday.
    The most important information in the statement is an estimate of the monthly retirement benefit you will receive at age 62, at full retirement and at age 70. Many people may be shocked to learn how small that amount will be.

RETIREMENT IS EXPENSIVE
Social Security and pensions account for only 43% of the retirement income needed by affluent retirees, according to the Social Security Administration and the U.S. Bureau of Labor Statistics. The other 57% may need to come from personal savings. Financial experts estimate that most people will need about 75% of their current annual income to maintain their lifestyle in retirement.
    If you're depending on Social Security alone, you may have to scale back your lifestyle considerably upon retirement.

WOULD YOU RATHER BE A MILLIONAIRE?
Of course you would. What to do? You could try to become a guest on the hit television quiz show. A more practical way is to save and invest now for a comfortable retirement later. But remember: when planning for retirement, time can be your best friend--or your worst enemy. Time can affect your retirement plans in three ways.

o The longer you wait to begin saving for retirement, the more you'll have to save to accumulate the nest egg you'll need, as the table nearby shows.
o Even modest inflation means that each dollar you save today will be less valuable 20 or 30 or 40 years from now. Over a 25-year period, a 2% annual rate of inflation reduces the value (the "buying power") of $1,000 to just $610.
o As Americans live longer, they need their retirement savings to last longer. More and more Americans each year outlive their savings.

Let's estimate you'll need $1 million to live comfortably in retirement. How much will you need to save each month to reach your goal--if you start early, or if you wait to begin saving?

THE LESSON? START SAVING EARLY
Procrastination can be expensive. The longer you wait to begin your retirement saving plan, the more you'll have to save
-------------------------------------------------------------------------------
WILL YOU HAVE ENOUGH FOR RETIREMENT?
Social Security and pensions account for 43% of the retirement income needed by affluent retirees. The rest must come from personal savings.


================================================================================
      [PIE CHART]
SOCIAL SECURITY AND PENSIONS            43%

PERSONAL SAVINGS                        57%

Source: Social Security Administration and U.S. Bureau of Labor Statistics
================================================================================

                                   [ARTWORK]

STARTING EARLY MAKES IT EASIER TO SAVE FOR RETIREMENT

                     YEARS TO                                 MONTHLY SAVINGS
CURRENT              SAVE UNTIL         RETIREMENT            NEEDED TO
AGE                  RETIREMENT         SAVINGS GOAL          REACH GOAL
--------------------------------------------------------------------------------
25                   40                 $1,000,000           $   85
35                   30                 $1,000,000           $  284
45                   20                 $1,000,000           $1,001
55                   10                 $1,000,000           $4,305




All figures assume a 12% annual return on investments. This hypothetical example is for illustrative purposes only and is not intended to represent the performance of any particular fund, IRA or investor. Your actual return isn't likely to be consistent from year to year and there is no guarantee that a specific rate of return will be achieved.


                             AIM WEINGARTEN FUND

                    SEMIANNUAL REPORT / FOR CONSIDERATION



each month to build an adequate retirement nest egg. The person who starts saving at age 25 may be able to accumulate $1 million by saving just $85 a month. Someone who waits to age 35 before beginning to save for retirement will have to contribute more than three times as much each month to make up for lost time!

START WITH A PRACTICAL INVESTMENT PLAN
A comfortable retirement is within your reach. But you will need a practical investment plan to get there. So consider the four steps described here and talk them over with your financial advisor. He or she can help you devise a plan and choose investments suited to your unique circumstances.

1. IF YOU HAVE A 401(k) PLAN, CONTRIBUTE TO IT--AND MAKE THE MOST OF EMPLOYER MATCHING. If your employer matches 401(k) contributions, contribute at least enough to maximize the company's contribution. If the company match is 5% of your salary, contribute at least 5% of your pay yourself. From your stand-point, the employer contribution is "free" money.

2. CONTRIBUTE TO AN IRA TOO. Even if you cannot deduct an IRA contribution, you can enjoy an IRA's tax-deferred compounding. And don't forget the added advantage of the spousal IRA.

3. DIVERSIFY! Asset diversification helps manage risk because different types of assets behave differently. If you put your retirement assets into mutual funds, consider buying more than one type of fund.

4. IF YOU HAVE TIME, INVEST AGGRESSIVELY. Historically, small-company stocks have provided the highest returns. They can be volatile in the short term, but if you can be patient, consider including aggressive small-company growth funds in your portfolio.

DOLLAR-COST AVERAGING TYPICALLY LOWERS THE COST OF INVESTING
One simple way to save for retirement is to use an installment plan. With a strategy called dollar-cost averaging, you can commit a fixed amount of money to an investment at regular intervals. There are several advantages to this plan:

o Regular investing of equal amounts helps you make the most of market highs and lows. You automatically buy more shares when prices are low and fewer shares when prices are high.
o Your average cost per share is less than your average price per share. The only time this would not occur is if the share price remained constant.
o This strategy is especially appropriate for long-term investments, such as retirement plans, because the longer you maintain a regular investment pro gram, the more likely you will be to buy shares at a wide variety of prices.
o By systematically investing, you will be less tempted to make decisions on the basis of short-term events and your emotions. Your fortunes as an investor won't depend on your ability to make the right call about future trends.

    Of course, no investment strategy--even dollar-cost averaging--is guaranteed to result in profits or protect against losses in declining markets. Since dollar-cost averaging involves continuous investing regardless of fluctuating securities prices, you should consider your ability to continue purchases through periods of low price levels.

WHAT SHOULD YOU DO?
Visit your financial advisor. He or she can help you determine how much money you'll actually need in retirement and how to earn that money through careful investments.

DOLLAR-COST AVERAGING LOWERS COST OF INVESTING

                        AMOUNT                   SHARE               SHARES
MONTH                  INVESTED                  PRICE              PURCHASED
--------------------------------------------------------------------------------
JANUARY                 $200.00                  $24.00               8.333
FEBRUARY                $200.00                  $20.00              10.000
MARCH                   $200.00                  $14.00              14.286
APRIL                   $200.00                  $18.00              11.111
MAY                     $200.00                  $22.00               9.091
JUNE                    $200.00                  $24.00               8.333
SIX-MONTH TOTAL       $1,200.00                 $122.00              61.154
--------------------------------------------------------------------------------

Average price per share: $122.00 divided by 6 equals $20.33;
Average cost to you per share: $1,200.00 divided by 61.154 equals $19.62


                             AIM WEINGARTEN FUND

SCHEDULE OF INVESTMENTS

April 30, 2000
(Unaudited)

                                                    MARKET
                                    SHARES           VALUE
DOMESTIC COMMON STOCKS-81.98%

BIOTECHNOLOGY-0.35%

Amgen Inc.(a)                         772,600   $    43,265,600
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO
  & CABLE)-7.81%

AT&T Corp.-Liberty Media
  Group-Class A(a)                  6,900,000       344,568,750
---------------------------------------------------------------
Cablevision Systems Corp.-Class
  A(a)                              1,515,100       102,553,331
---------------------------------------------------------------
Comcast Corp.-Class A(a)            3,396,200       136,060,262
---------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                              2,330,900        99,791,656
---------------------------------------------------------------
Infinity Broadcasting
  Corp.-Class A(a)                  6,327,400       214,736,137
---------------------------------------------------------------
UnitedGlobalCom Inc.-Class A(a)     1,500,000        79,687,500
---------------------------------------------------------------
                                                    977,397,636
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-8.68%

ADC Telecommunications, Inc.(a)       497,900        30,247,425
---------------------------------------------------------------
Comverse Technology, Inc.(a)        1,426,000       127,181,375
---------------------------------------------------------------
Copper Mountain Networks,
  Inc.(a)                           1,435,200       119,659,800
---------------------------------------------------------------
Efficient Networks, Inc.(a)           565,200        37,161,900
---------------------------------------------------------------
JDS Uniphase Corp.(a)               1,400,000       145,162,500
---------------------------------------------------------------
Motorola, Inc.                      1,750,000       208,359,375
---------------------------------------------------------------
PairGain Technologies,
  Inc.(a)(b)                        7,000,000       174,125,000
---------------------------------------------------------------
Polycom, Inc.(a)                      136,100        10,768,912
---------------------------------------------------------------
QUALCOMM Inc.(a)                    1,500,000       162,656,250
---------------------------------------------------------------
Scientific-Atlanta, Inc.            1,090,100        70,924,631
---------------------------------------------------------------
                                                  1,086,247,168
---------------------------------------------------------------

COMPUTERS (HARDWARE)-3.96%

Apple Computer, Inc.(a)             1,000,000       124,062,500
---------------------------------------------------------------
Palm, Inc.(a)                         151,500         4,128,375
---------------------------------------------------------------
Sun Microsystems, Inc.(a)           4,000,000       367,750,000
---------------------------------------------------------------
                                                    495,940,875
---------------------------------------------------------------

COMPUTERS (NETWORKING)-2.88%

3Com Corp.(a)                         684,000        26,975,250
---------------------------------------------------------------
Cisco Systems, Inc.(a)              4,800,000       332,775,000
---------------------------------------------------------------
                                                    359,750,250
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.70%

Advanced Digital Information
  Corp.(a)                          2,152,500        52,870,781
---------------------------------------------------------------
EMC Corp.(a)                        1,150,000       159,778,125
---------------------------------------------------------------
                                                    212,648,906
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
COMPUTERS (SOFTWARE &
  SERVICES)-8.92%

Adobe Systems, Inc.                   871,800   $   105,433,312
---------------------------------------------------------------
America Online, Inc.(a)             2,000,000       119,625,000
---------------------------------------------------------------
Citrix Systems, Inc.(a)             1,000,000        61,062,500
---------------------------------------------------------------
Gemstar International Group
  Ltd.(a)                             750,400        34,706,000
---------------------------------------------------------------
Intuit Inc.(a)                      2,037,800        73,233,438
---------------------------------------------------------------
Microsoft Corp.(a)                  1,300,000        90,675,000
---------------------------------------------------------------
Oracle Corp.(a)                     4,500,000       359,718,750
---------------------------------------------------------------
Portal Software, Inc.(a)            1,400,000        64,225,000
---------------------------------------------------------------
Rational Software Corp.(a)          1,264,900       107,674,613
---------------------------------------------------------------
Siebel Systems, Inc.(a)               459,800        56,497,925
---------------------------------------------------------------
VERITAS Software Corp.(a)             400,000        42,906,250
---------------------------------------------------------------
                                                  1,115,757,788
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-3.22%

Conexant Systems, Inc.(a)           1,200,000        71,850,000
---------------------------------------------------------------
General Electric Co.                1,000,000       157,250,000
---------------------------------------------------------------
Sanmina Corp.(a)                    1,200,000        72,075,000
---------------------------------------------------------------
Symbol Technologies, Inc.           1,814,600       101,163,950
---------------------------------------------------------------
                                                    402,338,950
---------------------------------------------------------------

ELECTRONICS (COMPONENT
  DISTRIBUTORS)-0.99%

Agilent Technologies, Inc.(a)       1,400,000       124,075,000
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.72%

PE Corp-PE Biosystems Group         1,495,700        89,742,000
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-12.66%

Altera Corp.(a)                     1,314,000       134,356,500
---------------------------------------------------------------
Analog Devices, Inc.(a)             2,600,000       199,712,500
---------------------------------------------------------------
Atmel Corp.(a)                      1,300,000        63,618,750
---------------------------------------------------------------
Cypress Semiconductor Corp.(a)      2,000,000       103,875,000
---------------------------------------------------------------
Intel Corp.                         3,500,000       443,843,750
---------------------------------------------------------------
LSI Logic Corp.(a)                  2,500,000       156,250,000
---------------------------------------------------------------
Texas Instruments Inc.              1,700,000       276,887,500
---------------------------------------------------------------
Xilinx, Inc.(a)                     2,800,000       205,100,000
---------------------------------------------------------------
                                                  1,583,644,000
---------------------------------------------------------------

ENTERTAINMENT-3.40%

Time Warner Inc.                    2,200,000       197,862,500
---------------------------------------------------------------
TV Guide, Inc.-Class A(a)           1,832,400        54,628,425
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
ENTERTAINMENT-(CONTINUED)

Walt Disney Co. (The)               4,000,000   $   173,250,000
---------------------------------------------------------------
                                                    425,740,925
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-6.42%

Applied Materials, Inc.(a)          3,361,000       342,191,813
---------------------------------------------------------------
Credence Systems Corp.(a)             525,000        74,943,750
---------------------------------------------------------------
KLA-Tencor Corp.(a)                 1,000,000        74,875,000
---------------------------------------------------------------
Teradyne, Inc.(a)                   2,830,000       311,300,000
---------------------------------------------------------------
                                                    803,310,563
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.73%

Fannie Mae                          2,800,000       168,875,000
---------------------------------------------------------------
Freddie Mac                         3,750,000       172,265,625
---------------------------------------------------------------
                                                    341,140,625
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-5.46%

Allergan, Inc.                      1,483,700        87,352,838
---------------------------------------------------------------
IVAX Corp.(a)                       4,100,000       112,237,500
---------------------------------------------------------------
Warner-Lambert Co.                  4,250,000       483,703,125
---------------------------------------------------------------
                                                    683,293,463
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.60%

Forest Laboratories, Inc.(a)          900,700        75,715,094
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.41%

Medtronic, Inc.                     1,000,000        51,937,500
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-1.23%

Morgan Stanley Dean Witter & Co.    2,000,000       153,500,000
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-1.74%

Tyco International Ltd.             4,750,000       218,203,125
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-2.41%

Home Depot, Inc. (The)              3,532,500       198,040,781
---------------------------------------------------------------
Lowe's Cos., Inc.                   2,081,100       103,014,450
---------------------------------------------------------------
                                                    301,055,231
---------------------------------------------------------------

RETAIL (COMPUTERS &
  ELECTRONICS)-1.96%

Best Buy Co., Inc.(a)               2,392,100       193,162,075
---------------------------------------------------------------
Circuit City Stores-Circuit City
  Group                               879,900        51,749,119
---------------------------------------------------------------
                                                    244,911,194
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-0.96%

Costco Wholesale Corp.(a)           1,400,000        75,687,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
RETAIL (GENERAL MERCHANDISE)-(CONTINUED)

Target Corp.                          670,000   $    44,596,875
---------------------------------------------------------------
                                                    120,284,375
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.35%

Tiffany & Co.                         609,000        44,266,688
---------------------------------------------------------------

SERVICES (ADVERTISING/
  MARKETING)-0.26%

TMP Worldwide, Inc.(a)                500,000        32,687,500
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-2.11%

Nextel Communications,
  Inc.-Class A(a)                   1,901,800       208,128,238
---------------------------------------------------------------
Western Wireless Corp.-Class
  A(a)                              1,115,100        55,406,531
---------------------------------------------------------------
                                                    263,534,769
---------------------------------------------------------------

TELEPHONE-0.05%

RCN Corp.(a)                          201,300         5,762,213
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $6,388,309,193)                      10,256,151,438
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.87%

CANADA-4.20%

Celestica Inc. (Electronics-
  Semiconductors)(a)                1,670,300        91,135,744
---------------------------------------------------------------
Nortel Networks Corp.
  (Communications Equipment)        3,500,000       396,375,000
---------------------------------------------------------------
PMC-Sierra, Inc., (Electronics-
  Semiconductors)(a)                  195,000        37,415,625
---------------------------------------------------------------
                                                    524,926,369
---------------------------------------------------------------

FINLAND-1.14%

Nokia Oyj-ADR (Communications
  Equipment)                        2,500,000       142,187,500
---------------------------------------------------------------

HONG KONG-0.50%

China Telecom Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)             8,720,100        62,412,773
---------------------------------------------------------------

ISRAEL-0.48%

Check Point Software
  Technologies Ltd.
  (Computers-Software &
  Services)(a)                        350,000        60,550,000
---------------------------------------------------------------

NETHERLANDS-2.07%

Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                        3,794,080       169,382,475
---------------------------------------------------------------
Koninklijke (Royal) Philips
  Electronics N.V.-ADR
  (Electrical Equipment)            2,024,000        90,321,000
---------------------------------------------------------------
                                                    259,703,475
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
SWEDEN-3.48%

Telefonaktiebolaget LM Ericsson
  A.B.-ADR (Communications
  Equipment)                        4,919,200   $   435,041,750
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests
      (Cost $882,102,120)                         1,484,821,867
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
MONEY MARKET FUNDS-5.62%

STIC Liquid Assets Portfolio(c)   351,801,145   $   351,801,145
---------------------------------------------------------------
STIC Prime Portfolio(c)           351,801,145       351,801,145
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $703,602,290)                           703,602,290
---------------------------------------------------------------
TOTAL INVESTMENTS-99.47%
  (Cost $7,974,013,603)                          12,444,575,595
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.53%                                  65,874,384
---------------------------------------------------------------
NET ASSETS-100.00%                              $12,510,449,979
===============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 04/30/00 represented 1.39% of the Fund's net assets.
(c) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (Cost
  $7,974,013,603)                             $12,444,575,595
-------------------------------------------------------------
Receivables for:
  Investments sold                                 84,915,434
-------------------------------------------------------------
  Capital stock sold                               21,953,732
-------------------------------------------------------------
  Dividends                                         4,928,190
-------------------------------------------------------------
  Investment for deferred compensation plan           157,009
-------------------------------------------------------------
Other assets                                          215,166
-------------------------------------------------------------
    Total assets                               12,556,745,126
-------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            19,023,243
-------------------------------------------------------------
  Capital stock reacquired                         13,450,657
-------------------------------------------------------------
  Deferred compensation plan                          157,009
-------------------------------------------------------------
Accrued advisory fees                               5,787,006
-------------------------------------------------------------
Accrued administrative services fees                   43,550
-------------------------------------------------------------
Accrued distribution fees                           5,398,215
-------------------------------------------------------------
Accrued directors' fees                                 3,262
-------------------------------------------------------------
Accrued transfer agent fees                         1,605,200
-------------------------------------------------------------
Accrued operating expenses                            827,005
-------------------------------------------------------------
    Total liabilities                              46,295,147
-------------------------------------------------------------
Net assets applicable to shares
  outstanding                                 $12,510,449,979
=============================================================

NET ASSETS:

Class A                                       $10,197,685,764
=============================================================
Class B                                       $ 1,918,822,773
=============================================================
Class C                                       $   246,853,752
=============================================================
Institutional Class                           $   147,087,690
=============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                      750,000,000
-------------------------------------------------------------
  Outstanding                                     317,271,947
=============================================================
Class B:
  Authorized                                      750,000,000
-------------------------------------------------------------
  Outstanding                                      62,451,528
=============================================================
Class C:
  Authorized                                      750,000,000
-------------------------------------------------------------
  Outstanding                                       8,029,894
=============================================================

Institutional Class:

  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                       4,453,393
=============================================================
Class A :
  Net asset value and redemption price per
    share                                     $         32.14
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $32.14
       divided by 94.50%)                     $         34.01
=============================================================
Class B :
  Net asset value and offering price per
    share                                     $         30.72
=============================================================
Class C :
  Net asset value and offering price per
    share                                     $         30.74
=============================================================

Institutional Class:

  Net asset value, offering and redemption
    price per share                           $         33.03
=============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  $637,556)                                   $    31,048,622
-------------------------------------------------------------
Interest                                               24,589
-------------------------------------------------------------
    Total investment income                        31,073,211
-------------------------------------------------------------

EXPENSES:

Advisory fees                                      36,503,704
-------------------------------------------------------------
Administrative services fee                           233,704
-------------------------------------------------------------
Custodian fees                                        404,308
-------------------------------------------------------------
Distribution fees-Class A                          14,418,877
-------------------------------------------------------------
Distribution fees-Class B                           8,300,610
-------------------------------------------------------------
Distribution fees-Class C                             863,405
-------------------------------------------------------------
Transfer agent fees-Class A                         4,974,608
-------------------------------------------------------------
Transfer agent fees-Class B                         1,596,856
-------------------------------------------------------------
Transfer agent fees-Class C                           166,100
-------------------------------------------------------------
Transfer agent fees-Institutional Class                10,398
-------------------------------------------------------------
Directors' fees                                        29,721
-------------------------------------------------------------
Other                                                 804,989
-------------------------------------------------------------
    Total expenses                                 68,307,280
-------------------------------------------------------------
Less: Fees waived                                  (3,227,861)
-------------------------------------------------------------
    Expenses paid indirectly                         (104,346)
-------------------------------------------------------------
    Net expenses                                   64,975,073
-------------------------------------------------------------
Net investment income (loss)                      (33,901,862)
-------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         1,372,535,546
-------------------------------------------------------------
  Foreign currencies                                  (23,046)
-------------------------------------------------------------
  Futures contracts                                 9,049,301
-------------------------------------------------------------
  Option contracts written                       (152,474,766)
-------------------------------------------------------------
                                                1,229,087,035
-------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of:

  Investment securities                         1,296,928,915
-------------------------------------------------------------
  Foreign currencies                                  (56,459)
-------------------------------------------------------------
  Option contracts written                         20,384,517
-------------------------------------------------------------
                                                1,317,256,973
-------------------------------------------------------------
Net gain on investment securities, foreign
  currencies, futures and option contracts      2,546,344,008
-------------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $ 2,512,442,146
=============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended April 30, 2000 and the year ended October 31, 1999 (Unaudited)

                                                                 APRIL 30,        OCTOBER 31,
                                                                   2000               1999
                                                              ---------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (33,901,862)   $  (41,231,383)
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                    1,229,087,035     1,252,613,276
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, futures and option
    contracts                                                   1,317,256,973     1,427,968,629
-----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        2,512,442,146     2,639,350,522
-----------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                                  --        (3,691,627)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                      --          (343,112)
-----------------------------------------------------------------------------------------------

Distributions in excess of net investment income:

  Class A                                                                  --          (377,640)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                      --            (5,008)
-----------------------------------------------------------------------------------------------

Distributions to shareholders from net realized gains:

  Class A                                                        (912,260,788)     (404,965,108)
-----------------------------------------------------------------------------------------------
  Class B                                                        (156,092,170)      (49,731,739)
-----------------------------------------------------------------------------------------------
  Class C                                                         (13,701,260)       (1,700,816)
-----------------------------------------------------------------------------------------------
  Institutional Class                                             (12,672,994)       (4,837,664)
-----------------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                         908,471,129        95,538,920
-----------------------------------------------------------------------------------------------
  Class B                                                         442,991,458       347,953,526
-----------------------------------------------------------------------------------------------
  Class C                                                         125,308,195        70,937,422
-----------------------------------------------------------------------------------------------
  Institutional Class                                              15,273,792        16,644,022
-----------------------------------------------------------------------------------------------
    Net increase in net assets                                  2,909,759,508     2,704,771,698
-----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           9,600,690,471     6,895,918,773
-----------------------------------------------------------------------------------------------
  End of period                                               $12,510,449,979    $9,600,690,471
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 6,771,395,955    $5,279,351,381
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (34,219,416)         (317,554)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                   1,302,779,550     1,168,419,727
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                    4,470,493,890     3,153,236,917
-----------------------------------------------------------------------------------------------
                                                              $12,510,449,979    $9,600,690,471
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital primarily by investing in common stocks of seasoned and better-capitalized companies.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
        Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
C. Distributions--Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options--The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Put Options--The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
I. Futures Contracts--The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
J. Expenses--Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, 0.05% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion and 0.075% of the Fund's average daily net assets in excess of $4 billion. During the six months ended April 30, 2000, AIM waived fees of $3,227,861. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2000, AIM was paid $233,704 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended April 30, 2000, AFS was paid $3,271,266 for such services.
    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $14,418,877, $8,300,610 and $863,405, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $1,950,209 from sales of the Class A shares of the Fund during the six months ended April 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2000, AIM Distributors received $50,445 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and directors of the Company are officers and directors of AIM, AFS, FMC and AIM Distributors.
    During the six months ended April 30, 2000, the Fund paid legal fees of $7,364 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $69,518 and $34,828, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $104,346 during the six months ended April 30, 2000.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2000 was $7,027,937,951 and $7,025,291,262, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $4,649,612,370
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (179,635,901)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $4,469,976,469
==========================================================

Cost of investments for tax purposes is $7,974,599,126.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2000 are summarized as follows:

                                                                CALL OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
                                                              ---------   -------------
Beginning of period                                             91,902    $ 116,996,621
---------------------------------------------------------------------------------------
Closed                                                         (85,877)    (111,818,048)
---------------------------------------------------------------------------------------
Exercised                                                       (6,025)      (5,178,573)
---------------------------------------------------------------------------------------
End of period                                                       --               --
=======================================================================================

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended April 30, 2000 and the year ended October 31, 1999 were as follows:

                                                                     APRIL 30, 2000                   OCTOBER 31, 1999
                                                              -----------------------------    ------------------------------
                                                                SHARES           AMOUNT          SHARES           AMOUNT
                                                              -----------    --------------    -----------    ---------------
Sold:
  Class A                                                      21,015,269    $  664,683,008     38,697,927    $   994,480,979
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      13,469,522       408,162,135     17,982,789        456,125,945
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       4,170,001       126,711,972      3,622,407         92,753,207
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             563,947        17,973,394        826,477         21,885,030
-----------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                      29,963,045       854,823,238     16,540,521        383,078,048
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       5,414,733       148,087,523      2,102,927         47,274,883
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         480,419        13,149,061         71,213          1,602,275
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             428,931        12,554,824        217,868          5,146,039
-----------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (19,454,850)     (611,035,117)   (50,133,647)    (1,282,020,107)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,760,234)     (113,258,200)    (6,174,366)      (155,447,302)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (481,445)      (14,552,838)      (926,007)       (23,418,060)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (478,272)      (15,254,426)      (391,478)       (10,387,047)
-----------------------------------------------------------------------------------------------------------------------------
                                                               51,331,066    $1,492,044,574     22,436,631    $   531,073,890
=============================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,     ------------------------------------------------------------------
                                                   2000           1999          1998          1997          1996          1995
                                                -----------    ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $     28.31    $    21.72    $    22.72    $    20.19    $    20.33    $    17.82
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.07)        (0.10)         0.02          0.01          0.06            --
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                        7.09          8.16          2.38          4.82          2.51          4.36
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                   7.02          8.06          2.40          4.83          2.57          4.36
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                   --         (0.01)           --         (0.06)           --         (0.07)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               (3.19)        (1.46)        (3.40)        (2.24)        (2.71)        (1.78)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                               (3.19)        (1.47)        (3.40)        (2.30)        (2.71)        (1.85)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $     32.14    $    28.31    $    21.72    $    22.72    $    20.19    $    20.33
=================================================================================================================================
Total return(a)                                       26.24%        38.62%        12.34%        26.83%        14.81%        28.20%
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $10,197,686    $8,089,739    $6,094,178    $5,810,582    $4,977,493    $4,564,730
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     1.00%(b)       1.03%        1.04%         1.07%         1.12%         1.17%
=================================================================================================================================
  Without fee waivers                                  1.06%(b)       1.08%        1.09%         1.11%         1.15%         1.19%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (0.46)%(b)      (0.38)%       0.07%        0.07%         0.33%        (0.02)%
=================================================================================================================================
Portfolio turnover rate                                  64%          124%          125%          128%          159%          139%
=================================================================================================================================

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average net assets of $9,665,401,167.

                                                                                  CLASS B
                                          ---------------------------------------------------------------------------------------
                                                                                                                  JUNE 26, 1995
                                                                                                                   (DATE SALES
                                          SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,                   COMMENCED)
                                             APRIL 30,        ----------------------------------------------           TO
                                              2000(a)          1999(a)      1998(a)     1997(a)     1996(a)     OCTOBER 31, 1995
                                          ----------------    ----------    --------    --------    --------    -----------------
Net asset value, beginning of period         $    27.29       $    21.12    $  22.34    $  19.98    $  20.28         $ 18.56
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.19)           (0.30)      (0.15)      (0.15)      (0.05)          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized
    and unrealized)                                6.81             7.93        2.33        4.75        2.46            1.75
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations               6.62             7.63        2.18        4.60        2.41            1.72
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized
  gains                                          (3.19)            (1.46)      (3.40)      (2.24)      (2.71)             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    30.72       $    27.29    $  21.12    $  22.34    $  19.98         $ 20.28
=================================================================================================================================
Total return(b)                                   25.72%           37.59%      11.45%      25.78%      13.95%           9.27%
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $1,918,823       $1,291,456    $705,750    $486,105    $267,459         $42,238
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 1.79%(c)         1.82%       1.83%       1.87%       1.95%           1.91%(d)
=================================================================================================================================
  Without fee waivers                              1.85%(c)         1.87%       1.87%       1.91%       1.98%           1.94%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (1.25)%(c)       (1.17)%     (0.72)%     (0.73)%     (0.50)%         (0.76)%(d)
=================================================================================================================================
Portfolio turnover rate                              64%             124%        125%        128%        159%            139%
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $1,669,243,452.
(d)  Annualized.

                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                                              AUGUST 4, 1997
                                                                                        YEAR ENDED              (DATE SALES
                                                              SIX MONTHS ENDED         OCTOBER 31,              COMMENCED)
                                                                 APRIL 30,         --------------------             TO
                                                                  2000(a)          1999(a)      1998(a)     OCTOBER 31, 1997(a)
                                                              ----------------     --------     -------     -------------------
Net asset value, beginning of period                              $  27.30         $  21.14     $ 22.34           $22.83
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.19)           (0.30)      (0.15)           (0.04)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              6.82             7.92        2.35            (0.45)
-------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                  6.63             7.62        2.20            (0.49)
-------------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                           (3.19)           (1.46)      (3.40)              --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  30.74         $  27.30     $ 21.14           $22.34
===============================================================================================================================
Total return(b)                                                      25.74%           37.50%      11.54%            2.15%
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $246,854         $105,420     $23,107           $2,326
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    1.79%(c)         1.82%       1.83%            1.84%(d)
===============================================================================================================================
  Without fee waivers                                                 1.85%(c)         1.87%       1.87%            1.88%(d)
===============================================================================================================================
Ratio of net investment income (loss) to average net assets          (1.25)%(c)       (1.17)%     (0.72)%          (0.70)%(d)
===============================================================================================================================
Portfolio turnover rate                                                 64%             124%        125%             128%
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $173,629,752.
(d)  Annualized.

BOARD OF DIRECTORS                              OFFICERS                                 OFFICE OF THE FUND

Charles T. Bauer                                Charles T. Bauer                         11 Greenway Plaza
Chairman                                        Chairman                                 Suite 100
A I M Management Group Inc.                                                              Houston, TX 77046
                                                Robert H. Graham
Bruce L. Crockett                               President                                INVESTMENT ADVISOR
Director
ACE Limited;                                    Carol F. Relihan                         A I M Advisors, Inc.
Formerly Director, President, and               Senior Vice President and Secretary      11 Greenway Plaza
Chief Executive Officer                                                                  Suite 100
COMSAT Corporation                              Gary T. Crum                             Houston, TX 77046
                                                Senior Vice President
Owen Daly II                                                                             SUB-ADVISOR
Director                                        Edgar M. Larsen
Cortland Trust Inc.                             Senior Vice President                    A I M Capital Management, Inc.
                                                                                         11 Greenway Plaza
Edward K. Dunn Jr.                              Dana R. Sutton                           Suite 100
Chairman, Mercantile Mortgage Corp.;            Vice President and Treasurer             Houston, TX 77046
Formerly Vice Chairman and President,
Mercantile-Safe Deposit & Trust Co.; and        Melville B. Cox                          TRANSFER AGENT
President, Mercantile Bankshares                Vice President
                                                                                         A I M Fund Services, Inc.
Jack Fields                                     Mary J. Benson                           P.O. Box 4739
Chief Executive Officer                         Assistant Vice President and             Houston, TX 77210-4739
Texana Global, Inc.;                            Assistant Treasurer
Formerly Member                                                                          CUSTODIAN
of the U.S. House of Representatives            Sheri Morris
                                                Assistant Vice President and             State Street Bank and Trust Company
Carl Frischling                                 Assistant Treasurer                      225 Franklin Street
Partner                                                                                  Boston, MA 02110
Kramer, Levin, Naftalis & Frankel LLP           Renee A. Friedli
                                                Assistant Secretary                      COUNSEL TO THE FUND
Robert H. Graham
President and Chief Executive Officer           P. Michelle Grace                        Ballard Spahr
A I M Management Group Inc.                     Assistant Secretary                      Andrews & Ingersoll, LLP
                                                                                         1735 Market Street
Prema Mathai-Davis                              Nancy L. Martin                          Philadelphia, PA 19103
Chief Executive Officer, YWCA of the U.S.A.     Assistant Secretary
                                                                                         COUNSEL TO THE DIRECTORS
Lewis F. Pennock                                Ofelia M. Mayo
Attorney                                        Assistant Secretary                      Kramer, Levin, Naftalis & Frankel LLP
                                                                                         919 Third Avenue
Louis S. Sklar                                  Lisa A. Moss                             New York, NY 10022
Executive Vice President                        Assistant Secretary
Hines Interests                                                                          DISTRIBUTOR
Limited Partnership                             Kathleen J. Pflueger
                                                Assistant Secretary                      A I M Distributors, Inc.
                                                                                         11 Greenway Plaza
                                                Samuel D. Sirko                          Suite 100
                                                Assistant Secretary                      Houston, TX 77046

THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--

GROWTH FUNDS                              INTERNATIONAL GROWTH FUNDS                          A I M Management Group Inc.
AIM Aggressive Growth Fund                AIM Advisor International Value Fund                has provided leadership in the
AIM Blue Chip Fund                        AIM Asian Growth Fund                               mutual fund industry since
AIM Capital Development Fund              AIM Developing Markets Fund                         1976 and managed approximately
AIM Constellation Fund(1)                 AIM Euroland Growth Fund(5)                         $176 billion in assets for
AIM Dent Demographic Trends Fund          AIM European Development Fund                       more than 7.4 million
AIM Emerging Growth Fund                  AIM International Equity Fund                       shareholders, including
AIM Large Cap Growth Fund                 AIM Japan Growth Fund                               individual investors,
AIM Large Cap Opportunities Fund          AIM Latin American Growth Fund                      corporate clients and
AIM Mid Cap Equity Fund                                                                       financial institutions, as of
AIM Mid Cap Growth Fund                   GLOBAL GROWTH FUNDS                                 March 31, 2000.
AIM Mid Cap Opportunities Fund(2)         AIM Global Aggressive Growth Fund                       The AIM Family of
AIM Select Growth Fund                    AIM Global Growth Fund                              Funds--REGISTERED
AIM Small Cap Growth Fund(3)              AIM Global Trends Fund(6)                           TRADEMARK--is distributed
AIM Small Cap Opportunities Fund(4)                                                           nationwide, and AIM today is
AIM Value Fund                            GLOBAL GROWTH & INCOME FUNDS                        the eighth-largest mutual fund
AIM Weingarten Fund                       AIM Global Utilities Fund                           complex in the United States
                                                                                              in assets under management,
GROWTH & INCOME FUNDS                     GLOBAL INCOME FUNDS                                 according to Strategic
AIM Advisor Flex Fund                     AIM Global Income Fund                              Insight, an independent mutual
AIM Advisor Real Estate Fund              AIM Strategic Income Fund                           fund monitor.
AIM Balanced Fund
AIM Basic Value Fund                      THEME FUNDS
AIM Charter Fund                          AIM Global Consumer Products and Services Fund
                                          AIM Global Financial Services Fund
INCOME FUNDS                              AIM Global Health Care Fund
AIM Floating Rate Fund                    AIM Global Infrastructure Fund
AIM High Yield Fund                       AIM Global Resources Fund
AIM High Yield Fund II                    AIM Global Telecommunications and Technology Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund

TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Money Market Fund
AIM Tax-Exempt Cash Fund

(1) Effective December 1, 1999, AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations. (2) AIM Mid Cap Opportunities Fund closed to new investors on March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (4) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (5) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65% of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (6)Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after July 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.

[DALBAR LOGO APPEARS HERE]                             [AIM LOGO APPEARS HERE]
                                                      --Registered Trademark--
                                                       INVEST WITH DISCIPLINE
                                                      --Registered Trademark--

AIM Distributions, Inc.

                                                                      WEI-SAR-1